Separation of Kyndryl - Cash flows (Details) - Managed infrastructure services unit - Disposed by separation - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Divestitures
Net cash provided by operating activities - discontinued operations	$ 1,612	$ 4,403	$ 4,535
Net cash provided by/(used in) investing activities - discontinued operations	$ (380)	$ (935)	$ (1,113)